Non-controlling Interest (Details) - Schedule of financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-controlling Interest (Details) - Schedule of financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests [Line Items]
Assets	$ 1,040,914	$ 2,228,682	$ 258,617
Liabilities	763,830	1,972,044	71,272
Capital	269,657	239,990	170,296
Net income	7,427	16,648	17,049
Santander Corredora de Seguros Limitada [Member]
Non-controlling Interest (Details) - Schedule of financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests [Line Items]
Assets	79,936	82,918	77,764
Liabilities	10,777	12,372	9,595
Capital	70,554	68,159	66,374
Net income	(1,395)	2,387	1,795
Santander Corredores de Bolsa Limitada [Member]
Non-controlling Interest (Details) - Schedule of financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests [Line Items]
Assets	94,802	1,479,974	102,228
Liabilities	49,038	1,434,843	57,999
Capital	45,053	43,866	42,691
Net income	711	1,265	1,538
Santander Asesorias Financieras Limitada [Member]
Non-controlling Interest (Details) - Schedule of financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests [Line Items]
Assets	52,070	51,505	50,552
Liabilities	1,142	51	71
Capital	51,454	50,481	40,177
Net income	(526)	973	10,304
Santander S.A. Sociedad Securitizadora [Member]
Non-controlling Interest (Details) - Schedule of financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests [Line Items]
Assets	630	636	704
Liabilities	175	88	66
Capital	547	639	728
Net income	(92)	(91)	(90)
Klare Corredora de Seguros S.A. [Member]
Non-controlling Interest (Details) - Schedule of financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests [Line Items]
Assets	6,415	8,303
Liabilities	599	724
Capital	7,579	8,586
Net income	(1,763)	(1,007)
Santander Consumer Chile S.A. [Member]
Non-controlling Interest (Details) - Schedule of financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests [Line Items]
Assets	693,992	505,059
Liabilities	633,177	452,528
Capital	49,348	39,951
Net income	11,467	12,580
Sociedad operadora de Tarjetas de Pago Santander Getnet Chile S.A. [Member]
Non-controlling Interest (Details) - Schedule of financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests [Line Items]
Assets	16,448
Liabilities	1,185
Capital	16,273
Net income	(1,010)
Santander Gestion de Recaudacion y Cobranzas Limitada [Member]
Non-controlling Interest (Details) - Schedule of financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests [Line Items]
Assets	7,789	8,200	6,932
Liabilities	3,108	3,392	3,155
Capital	4,808	3,777	2,925
Net income	(127)	1,031	852
Bansa Santander S.A. [Member]
Non-controlling Interest (Details) - Schedule of financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests [Line Items]
Assets	84,496	87,607	20,437
Liabilities	64,582	68,042	386
Capital	19,565	20,051	17,401
Net income	349	(486)	2,650
Multiplica Spa [Member]
Non-controlling Interest (Details) - Schedule of financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests [Line Items]
Assets	4,336	4,480
Liabilities	47	4
Capital	4,476	4,480
Net income	$ (187)	$ (4)